5. TAXES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Net operating loss carryforwards	$ 330,860	$ 302,603
Operating loss carryforwards expiration date	Jan. 01, 2031	Jan. 01, 2031